Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2023
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities [Text Block]

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2022	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2023
Long term debt2)	8,111	(210)	(96)	(238)	7,567
EUR bonds	4,061	497		11	4,569
USD bonds	1,378		(53)		1,325
Leases	1,082	(200)	(42)	235	1,074
Forward contracts3)	858			(462)	396
Bank borrowings	705	(502)			203
Other long-term debt	28	(5)	(1)	(22)
Short term debt2)	89	29	3		122
Short-term bank borrowings	89	46	(14)		122
Other short-term loans		(17)	17
Equity	(1,133)	(666)		1,143	(656)
Dividend payable		(4)		4
Forward contracts3)	(858)			465	(394)
Treasury shares4)	(275)	(662)		675	(262)
Total		(848)
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans4)Cash flow in 2023 includes withholding tax for share buyback amounting to EUR 55 million.

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2021	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2022
Long term debt2)	6,933	1,045	107	27	8,111
EUR bonds	3,233	827			4,061
USD bonds	1,313	(20)	85		1,378
Leases	1,220	(260)	17	105	1,082
Forward contracts3)	934			(76)	858
Bank borrowings	203	498	4		705
Other long-term debt	30	(1)	1	(1)	28
Short term debt2)	47	47	(6)	1	89
Short-term bank borrowings	47	47	(6)	1	89
Other short-term loans
Equity	(1,410)	(593)		869	(1,133)
Dividend payable		(418)		418
Forward contracts3)	(934)			76	(858)
Treasury shares	(476)	(174)		375	(275)
Total		500
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans